UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21977

                             Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:      800-983-0903

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of August 31, 2018 is set forth below.

Schedule of Investments(a)

Invesco Canadian Energy Income ETF (ENY)

August 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Energy Equipment & Services - 10.7%
24,371	Computer Modelling Group Ltd (Canada)	$162,978
26,919	Enerflex Ltd. (Canada)(b)	325,766
39,132	Ensign Energy Services, Inc. (Canada)	200,769
31,499	Mullen Group Ltd. (Canada)	388,197
22,488	Pason Systems, Inc. (Canada)	367,341
49,992	Secure Energy Services, Inc. (Canada)	311,695
21,286	ShawCor Ltd. (Canada)	447,937

		2,204,683

	Gas Utilities - 6.9%
76,873	AltaGas Ltd. (Canada)	1,429,633

	Oil, Gas & Consumable Fuels - 82.3%
100,400	ARC Resources Ltd. (Canada)	1,066,406
67,031	Birchcliff Energy Ltd. (Canada)	244,179
85,596	Cameco Corp. (Canada)	890,127
29,687	Canadian Natural Resources Ltd. (Canada)	1,014,496
129,071	Crescent Point Energy Corp. (Canada)	792,867
42,452	Enbridge Income Fund Holdings, Inc. (Canada)	1,070,457
32,149	Enbridge, Inc. (Canada)	1,097,398
28,020	Freehold Royalties Ltd. (Canada)(b)	252,705
43,705	Gibson Energy, Inc. (Canada)	649,567
52,904	Inter Pipeline Ltd. (Canada)	972,919
35,543	Keyera Corp. (Canada)	980,196
31,494	Kinder Morgan Canada Ltd. (Canada)(c)	414,945
40,062	Parkland Fuel Corp. (Canada)	1,249,220
29,137	Pembina Pipeline Corp. (Canada)	994,584
50,091	Peyto Exploration & Development Corp. (Canada)(b)	415,648
47,988	PrairieSky Royalty Ltd. (Canada)	883,249
24,871	Suncor Energy, Inc. (Canada)	1,024,633
45,979	TORC Oil & Gas Ltd. (Canada)	247,182
24,198	TransCanada Corp. (Canada)	1,031,424
28,625	Vermilion Energy, Inc. (Canada)	909,713
126,768	Whitecap Resources, Inc. (Canada)	784,553

		16,986,468

	Total Common Stocks (Cost $24,514,500)	20,620,784

	Money Market Fund - 0.2%
35,940	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.83%(d)
	(Cost $35,940)	35,940

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $24,550,440) - 100.1%	20,656,724

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.4%
711,113	Invesco Government & Agency Portfolio - Institutional Class, 1.85%(d)(e) (Cost $711,113)	$711,113

	Total Investments in Securities (Cost $25,261,553) - 103.5%	21,367,837
	Other assets less liabilities - (3.5)%	(721,359)

	Net Assets - 100.0%	$20,646,478

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2018 represented 2.01% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	99.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco China Real Estate ETF (TAO)

August 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Diversified Real Estate Activities - 24.9%
121,657	Chinese Estates Holdings Ltd. (Hong Kong)	$159,339
61,832	Great Eagle Holdings Ltd. (Hong Kong)	304,477
519,314	Hang Lung Properties Ltd. (Hong Kong)	1,025,541
383,706	Henderson Land Development Co. Ltd. (Hong Kong)	2,028,794
909,871	Joy City Property Ltd. (China)	111,286
152,531	Kerry Properties Ltd. (Hong Kong)	578,144
1,451,383	New World Development Co. Ltd. (Hong Kong)	1,937,914
805,178	Shenzhen Investment Ltd. (China)	263,643
165,738	Sun Hung Kai Properties Ltd. (Hong Kong)	2,460,023
125,357	Swire Pacific Ltd., Class A (Hong Kong)	1,417,451
236,539	Swire Pacific Ltd., Class B (Hong Kong)	430,953
305,079	Wharf Holdings Ltd. (The) (Hong Kong)	870,666
204,302	Wheelock & Co. Ltd. (Hong Kong)	1,281,947

		12,870,178

	Diversified REITs - 0.7%
261,297	Sunlight Real Estate Investment Trust REIT (Hong Kong)	184,099
294,584	Yuexiu Real Estate Investment Trust REIT (Hong Kong)	200,045

		384,144

	Heavy Electrical Equipment - 1.4%
1,771,083	Fullshare Holdings Ltd. (Hong Kong)(b)	708,532

	Office REITs - 1.0%
522,408	Champion REIT (Hong Kong)	384,040
307,021	Prosperity REIT (Hong Kong)	122,826

		506,866

	Real Estate Development - 52.1%
371,215	Agile Group Holdings Ltd. (China)	606,324
2,313,586	Carnival Group International Holdings Ltd. (Hong Kong)(b)	95,799
329,967	China Aoyuan Property Group Ltd. (China)	246,354
793,493	China Evergrande Group (China)(b)	2,845,855
1,158,129	China Jinmao Holdings Group Ltd. (China)	545,946
341,206	China Overseas Grand Oceans Group Ltd. (China)	120,417
845,426	China Overseas Land & Investment Ltd. (China)	2,676,660
692,703	China Resources Land Ltd. (China)	2,413,768
422,089	China SCE Property Holdings Ltd. (China)	189,294
841,758	China South City Holdings Ltd. (China)	147,999
337,307	China Vanke Co. Ltd., H-Shares (China)	1,168,922
909,285	CIFI Holdings Group Co. Ltd. (China)	527,112
308,254	CK Asset Holdings Ltd. (Hong Kong)	2,197,354
1,635,593	Country Garden Holdings Co. Ltd. (China)	2,433,937
410,053	Future Land Development Holdings Ltd. (China)	317,117
166,801	Greentown China Holdings Ltd. (China)	167,887
260,432	Guangzhou R&F Properties Co. Ltd., H-Shares (China)	525,582

170,707	Hopson Development Holdings Ltd. (China)	$158,116
283,898	Jiayuan International Group Ltd. (China)	567,152
337,329	K Wah International Holdings Ltd. (Hong Kong)	185,664
604,551	Kaisa Group Holdings Ltd. (China)(b)	224,909
356,036	KWG Property Holding Ltd. (China)	380,581
323,156	Logan Property Holdings Co. Ltd. (China)	403,487
364,838	Longfor Properties Co. Ltd. (China)	1,013,323
497,656	Poly Property Group Co. Ltd. (China)	189,580
358,510	Powerlong Real Estate Holdings Ltd. (China)	183,163
151,285	Ronshine China Holdings Ltd. (China)(b)	181,567
278,611	Shimao Property Holdings Ltd. (China)	830,626
887,171	Shui On Land Ltd. (China)	211,368
811,949	Sino Land Co. Ltd. (Hong Kong)	1,375,852
780,985	Sino-Ocean Group Holding Ltd. (China)	397,015
552,987	Sunac China Holdings Ltd. (China)	1,810,670
145,068	Times China Holdings Ltd. (China)	172,073
970,868	Wang On Properties Ltd. (Hong Kong)	134,827
157,623	Yanlord Land Group Ltd. (China)	174,875
1,585,866	Yuexiu Property Co. Ltd. (China)	286,910
407,590	Yuzhou Properties Co. Ltd. (China)	216,546
778,671	Zall Smart Commerce Group Ltd. (China)	659,731

		26,984,362

	Real Estate Management & Development - 0.0%
76,080	Asian Growth Properties Ltd. (Hong Kong)(c)	0

	Real Estate Operating Companies - 13.7%
407,533	China Logistics Property Holdings Co. Ltd. (China)(b)(d)	153,171
220,466	Hang Lung Group Ltd. (Hong Kong)	617,953
301,892	Hongkong Land Holdings Ltd. (Hong Kong)	2,089,093
131,251	Hysan Development Co. Ltd. (Hong Kong)	673,069
172,652	Red Star Macalline Group Corp. Ltd., H-Shares (China)(d)	177,296
5,391,847	Renhe Commercial Holdings Co. Ltd. (China)(b)	130,522
480,239	SOHO China Ltd. (China)	192,734
269,990	Swire Properties Ltd. (Hong Kong)	1,061,192
303,540	Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,012,926

		7,107,956

	Retail REITs - 6.2%
355,213	Fortune Real Estate Investment Trust REIT (Hong Kong)	425,410
277,259	Link REIT (Hong Kong)	2,762,381

		3,187,791

	Total Common Stocks & Other Equity Interests (Cost $51,856,852)	51,749,829

	Money Market Fund - 0.0%
12,600	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.83%(e)
	(Cost $12,600)	12,600

	Total Investments in Securities (Cost $51,869,452) - 100.0%	51,762,429
	Other assets less liabilities - 0.0%	18,116

	Net Assets - 100.0%	$51,780,545

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $330,467, which represented less than 1% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

This Fund has holdings greater than 10% of net assets in the following countries:

Hong Kong	53.5%
China	46.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco China Small Cap ETF (HAO)

August 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests -100.0%
	Consumer Discretionary - 14.1%
229,756	361 Degrees International Ltd. (China)	$65,863
10,493	500.com Ltd., Class A ADR (China)(b)(c)	136,829
233,986	Ajisen China Holdings Ltd. (Hong Kong)	98,377
1,516,381	Asia Television Holdings Ltd. (Hong Kong)(c)	56,027
673,955	BAIC Motor Corp. Ltd. (China)(d)	566,717
120,422	Best Pacific International Holdings Ltd. (China)	39,277
1,388,115	Bosideng International Holdings Ltd. (Hong Kong)	175,086
10,438	Bright Scholar Education Holdings Ltd. ADR (China)(c)	125,673
415,993	C.banner International Holdings Ltd. (China)(c)	26,500
191,331	Chaowei Power Holdings Ltd. (China)	92,388
191,348	China Animation Characters Co. Ltd. (Hong Kong)	66,555
1,437,091	China Beidahuang Industry Group Holdings Ltd. (Hong Kong)(c)	46,689
7,590	China Distance Education Holdings Ltd. ADR (China)	68,386
1,324,947	China Dongxiang Group Co. Ltd. (China)	219,449
1,171,899	China First Capital Group Ltd. (Hong Kong)(c)	627,091
284,218	China Harmony New Energy Auto Holding Ltd. (China)	112,617
178,544	China Lilang Ltd. (China)	197,904
521,816	China Maple Leaf Educational Systems Ltd. (China)	285,211
169,689	China New Higher Education Group Ltd. (China)(d)	122,366
831,139	China Travel International Investment Hong Kong Ltd. (China)	270,026
879,668	China Vanguard You Champion Holdings Ltd. (Hong Kong)(c)	69,487
286,711	China Yongda Automobiles Services Holdings Ltd. (China)	260,450
423,161	China Yuhua Education Corp. Ltd. (China)(d)	215,114
421,342	China ZhengTong Auto Services Holdings Ltd. (China)	258,209
436,615	Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	95,123
212,984	Cogobuy Group (China)(d)	80,864
293,473	Cosmo Lady China Holdings Co. Ltd. (China)(d)	136,101
308,872	Dah Chong Hong Holdings Ltd. (China)	134,191
391,494	Fu Shou Yuan International Group Ltd. (China)	350,648
166,582	Golden Eagle Retail Group Ltd. (China)	188,678
4,208,994	GOME Retail Holdings Ltd. (China)(c)	407,552
331,074	Goodbaby International Holdings Ltd. (China)	135,823
350,053	Grand Baoxin Auto Group Ltd. (China)	95,888

461,474	Haichang Ocean Park Holdings Ltd. (China)(c)(d)	$92,896
139,489	Hisense Kelon Electrical Holdings Co. Ltd., H-Shares (China)	112,851
2,434,449	Huayi Tencent Entertainment Co. Ltd. (Hong Kong)(c)	114,761
44,086	IMAX China Holding, Inc. (Hong Kong)(d)	112,898
19,069,163	Imperial Pacific International Holdings Ltd. (Hong Kong)(c)	177,356
26,899	Jumei International Holding Ltd., Class A ADR (China)(c)	51,377
12,255	Kandi Technologies Group, Inc. (China)(b)(c)	50,858
617,691	Li Ning Co. Ltd. (China)(c)	651,618
379,140	Ozner Water International Holding Ltd. (China)(d)	90,813
32,657	Poly Culture Group Corp. Ltd., H-Shares (China)	45,934
774,998	Pou Sheng International Holdings Ltd. (Hong Kong)	151,072
132,152	Q Technology Group Co. Ltd. (China)	85,364
285,909	Qingling Motors Co. Ltd., H-Shares (China)	77,953
7,203	Renren, Inc., Class A ADR (China)(b)	12,461
466,877	Shanghai Jin Jiang International Hotels Group Co. Ltd., H-Shares (China)	133,837
711,118	Skyworth Digital Holdings Ltd. (Hong Kong)	230,126
12,528	Tarena International, Inc., Class A ADR (China)	106,488
250,196	TCL Multimedia Technology Holdings Ltd. (China)	121,450
276,017	Tianneng Power International Ltd. (China)	342,872
27,566	Tuniu Corp., Class A ADR (China)(b)(c)	206,469
424,036	Virscend Education Co. Ltd. (China)(d)	258,239
202,731	Wisdom Education International Holdings Co. Ltd. (China)	115,198
106,342	Xiabuxiabu Catering Management China Holdings Co. Ltd. (China)(d)	167,461
339,056	Xingda International Holdings Ltd. (China)	98,491
168,931	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares (China)	112,565
351,001	Xtep International Holdings Ltd. (China)	234,332
388,398	Yadea Group Holdings Ltd. (China)(d)	144,989
242,357	Zhongsheng Group Holdings Ltd. (China)	531,716

		10,459,604

	Consumer Staples - 5.6%
2,470,465	C.P. Pokphand Co. Ltd. (Hong Kong)	226,622
839,861	China Agri-Industries Holdings Ltd. (China)	333,851
277,790	China Foods Ltd. (China)	138,030
1,348,437	China Huishan Dairy Holdings Co. Ltd. (China)(c)(e)	0
222,871	China Huiyuan Juice Group Ltd. (China)(c)(e)	14,340
913,191	China Modern Dairy Holdings Ltd. (China)(c)	139,616
1,519,388	China Shengmu Organic Milk Ltd. (China)(c)(d)	75,496
374,845	COFCO Meat Holdings Ltd. (China)(c)	57,309
785,040	Dali Foods Group Co. Ltd. (China)(d)	570,109
70,788	Health and Happiness H&H International Holdings Ltd. (China)(c)	448,687
606,107	NVC Lighting Holding Ltd. (China)	47,878
557,678	Tibet Water Resources Ltd. (Hong Kong)(c)	168,393

Schedule of Investments(a)

131,045	Tsingtao Brewery Co. Ltd., H-Shares (China)	$622,760
494,724	Uni-President China Holdings Ltd. (China)	487,230
114,071	Vinda International Holdings Ltd. (Hong Kong)	190,969
327,699	Yashili International Holdings Ltd. (China)(c)	65,966
160,190	Yihai International Holding Ltd. (China)	410,225
1,297,320	Yuanshengtai Dairy Farm Ltd. (China)(c)	32,561
236,506	Zhou Hei Ya International Holdings Co. Ltd. (China)(c)(d)	141,622

		4,171,664

	Energy - 2.4%
797,316	China Coal Energy Co. Ltd., H-Shares (China)	339,288
653,785	China Suntien Green Energy Corp. Ltd., H-Shares (China)	196,579
943,263	Honghua Group Ltd. (China)(c)	69,703
377,917	NewOcean Energy Holdings Ltd. (Hong Kong)(c)	100,631
380,745	Sinopec Kantons Holdings Ltd. (China)	169,783
809,715	Sinopec Oilfield Service Corp., H-Shares (China)(c)	104,195
677,827	Yanzhou Coal Mining Co. Ltd., H-Shares (China)	783,281

		1,763,460

	Financials - 6.1%
211,147	Bank of Chongqing Co. Ltd., H-Shares (China)	128,858
428,733	Central China Securities Co. Ltd., H-Shares (China)	109,793
2,067,848	China Financial International Investments Ltd. (Hong Kong)(c)	51,901
363,056	China International Capital Corp. Ltd., H-Shares (China)(d)	664,231
326,421	China Merchants Securities Co. Ltd., H-Shares (China)(d)	378,036
3,871,323	China Minsheng Financial Holding Corp. Ltd. (Hong Kong)(c)	197,293
2,322,238	China Reinsurance Group Corp., H-Shares (China)	458,595
302,560	CSC Financial Co. Ltd., H-Shares (China)(c)(d)	183,489
269,489	Everbright Securities Co. Ltd., H-Shares (China)(d)	262,660
16,393	Fanhua, Inc. ADR (China)(b)	381,629
1,209,803	Guotai Junan International Holdings Ltd. (China)	225,039
238,360	Guotai Junan Securities Co. Ltd., H-Shares (China)(d)	491,971
398,938	Huishang Bank Corp. Ltd., H-Shares (China)	172,813
9,270	Noah Holdings Ltd. ADR (China)(c)	436,061
313,038	Orient Securities Co. Ltd., H-Shares (China)(d)	210,981
223,545	Shengjing Bank Co. Ltd., H-Shares (China)(d)	116,772
3,904	Yirendai Ltd. ADR (China)(b)	70,780

		4,540,902

	Health Care - 9.5%
1,695,124	Beijing Enterprises Medical & Health Group Ltd. (Hong Kong)(c)	74,509
863,000	China Animal Healthcare Ltd. (China)(c)(e)	0
197,329	China Resources Phoenix Healthcare Holdings Co. Ltd. (China)	182,775

107,155	China Shineway Pharmaceutical Group Ltd. (China)	$151,267
123,327	Consun Pharmaceutical Group Ltd. (China)	108,417
310,944	Dawnrays Pharmaceutical Holdings Ltd. (China)	85,175
262,503	Genertec Universal Medical Group Co. Ltd. (China)(d)	208,694
363,337	Genscript Biotech Corp. (China)(c)	782,326
688,854	Golden Meditech Holdings Ltd. (Hong Kong)	77,233
83,684	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares (China)	308,128
2,279,911	Hua Han Health Industry Holdings Ltd. (Hong Kong)(c)(e)	0
810,627	Lifetech Scientific Corp. (China)(c)	198,296
46,072	Livzon Pharmaceutical Group, Inc., H-Shares (China)	186,075
674,911	Luye Pharma Group Ltd. (China)(d)	635,451
172,448	Microport Scientific Corp. (China)	217,732
899,677	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares (China)	851,661
15,406	Shanghai Haohai Biological Technology Co. Ltd., H-Shares (China)(d)	115,218
1,813,034	Sihuan Pharmaceutical Holdings Group Ltd. (China)	401,926
19,479	Sinovac Biotech Ltd. (China)(c)	139,275
678,437	SSY Group Ltd. (Hong Kong)	630,992
208,086	Tong Ren Tang Technologies Co. Ltd., H-Shares (China)	301,701
235,799	United Laboratories International Holdings Ltd. (The) (Hong Kong)	213,300
88,721	Wuxi Biologics Cayman, Inc. (China)(c)(d)	876,031
241,693	Yestar Healthcare Holdings Co. Ltd. (China)	75,751
51,726	YiChang Hec Changjiang Pharmaceutical Co. Ltd., H-Shares (China)(d)	236,259

		7,058,192

	Industrials - 16.5%
8,498	51job, Inc. ADR (China)(c)	656,980
154,280	Anhui Expressway Co. Ltd., H-Shares (China)	89,436
1,024,956	AviChina Industry & Technology Co. Ltd., H-Shares (China)	594,166
304,772	CAR, Inc. (China)(c)	244,628
104,376	China Aircraft Leasing Group Holdings Ltd. (China)	111,705
1,094,096	China Chengtong Development Group Ltd. (China)(c)	35,546
605,896	China Eastern Airlines Corp. Ltd., H-Shares (China)	387,519
2,376,342	China Energy Engineering Corp. Ltd., H-Shares (China)	290,651
161,861	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	180,031
169,564	China International Marine Containers Group Co. Ltd., H-Shares (China)	180,390
378,187	China Lesso Group Holdings Ltd. (China)	218,271
315,886	China Machinery Engineering Corp., H-Shares (China)	153,739
201,696	China Singyes Solar Technologies Holdings Ltd. (China)	63,729
216,025	CIMC Enric Holdings Ltd. (China)	200,367
901,423	CITIC Resources Holdings Ltd. (China)	91,878
1,424,381	COSCO SHIPPING Development Co. Ltd., H-Shares (China)(c)	206,882

Schedule of Investments(a)

494,577	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares (China)	$216,132
987,690	COSCO SHIPPING Holdings Co. Ltd., H-Shares (China)(c)	411,490
199,648	Cosco Shipping International Hong Kong Co. Ltd. (China)	70,459
95,665	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares (China)(c)	79,834
1,436,848	CWT International Ltd. (China)(c)	38,077
714,833	Dalian Port PDA Co. Ltd., H-Shares (China)	96,539
131,164	Dongfang Electric Corp. Ltd., H-Shares (China)(c)	72,693
76,562	Dongjiang Environmental Co. Ltd., H-Shares (China)	95,594
12,518	eHi Car Services Ltd., Class A ADR (China)(c)	156,099
150,986	First Tractor Co. Ltd., H-Shares (China)(c)	42,898
457,251	Greentown Service Group Co. Ltd. (China)	361,192
545,431	Guangshen Railway Co. Ltd., H-Shares (China)	238,355
257,557	Harbin Electric Co. Ltd., H-Shares (China)	81,052
847,128	Jiangnan Group Ltd. (China)(c)	44,791
466,329	Jiangsu Expressway Co. Ltd., H-Shares (China)	589,380
719,664	Lonking Holdings Ltd. (China)	247,562
1,092,338	Metallurgical Corp. of China Ltd., H-Shares (China)	299,217
4,962,601	New Provenance Everlasting Holdings Ltd. (Hong Kong)(c)	28,452
418,776	Qingdao Port International Co. Ltd., H-Shares (China)(c)(d)	317,461
284,131	Qinhuangdao Port Co. Ltd., H-Shares (China)	66,970
23,344	Seaspan Corp. (Hong Kong)(b)	215,232
973,911	Shanghai Electric Group Co. Ltd., H-Shares (China)	305,243
170,072	Shanghai Industrial Holdings Ltd. (China)	405,196
268,313	Shenzhen Expressway Co. Ltd., H-Shares (China)	260,146
365,169	Shenzhen International Holdings Ltd. (China)	684,846
2,402,825	Shougang Concord International Enterprises Co. Ltd. (China)(c)	59,390
317,937	Sichuan Expressway Co. Ltd., H-Shares (China)	95,192
457,509	Sinopec Engineering Group Co. Ltd., H-Shares (China)	476,809
821,458	Sinotrans Ltd., H-Shares (China)	344,328
487,824	Sinotrans Shipping Ltd. (China)	122,439
252,601	Sinotruk Hong Kong Ltd. (China)	377,185
488,192	SITC International Holdings Co. Ltd. (China)	364,485
130,799	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares (China)(c)	52,660
590,425	Tianjin Port Development Holdings Ltd. (China)(c)	69,206
379,590	Xiamen International Port Co. Ltd., H-Shares (China)	53,198
248,300	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares (China)	265,734
248,970	Yuexiu Transport Infrastructure Ltd. (China)	193,494
548,484	Zhejiang Expressway Co. Ltd. H-Shares (China)	435,355

498,509	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares (China)	$182,918

		12,223,221

	Information Technology - 15.5%
17,678	21Vianet Group, Inc., Class A ADR (China)(c)	172,360
1,161,085	AGTech Holdings Ltd. (Hong Kong)(c)	94,675
2,827,938	Anxin-China Holdings Ltd. (China)(c)(e)	0
11,160	Baozun, Inc. ADR (China)(b)(c)	595,832
15,039	Bitauto Holdings Ltd. ADR (China)(c)	356,575
189,986	Boyaa Interactive International Ltd. (China)(c)	47,927
240,329	BYD Electronic International Co. Ltd. (China)	252,610
152,494	Camsing International Holding Ltd. (Hong Kong)(c)	132,115
5,944	Changyou.com Ltd., Class A ADR (China)	80,185
13,721	Cheetah Mobile, Inc., Class A ADR (China)(c)	137,210
734,001	China Aerospace International Holdings Ltd. (China)	60,786
539,593	China All Access Holdings Ltd. (Hong Kong)	52,248
316,192	China Electronics Huada Technology Co. Ltd. (China)	31,825
540,696	China Railway Signal & Communication Corp. Ltd., H-Shares (China)(d)	382,329
825,761	Chinasoft International Ltd. (China)(c)	589,160
543,317	Comba Telecom Systems Holdings Ltd. (Hong Kong)(c)	86,528
1,155,484	Coolpad Group Ltd. (China)(c)(e)	0
3,448	Daqo New Energy Corp. ADR (China)(b)(c)	122,990
389,261	Digital China Holdings Ltd. (Hong Kong)(c)	203,337
68,455	Fang Holdings Ltd. ADR (China)(c)	210,157
589,026	FIT Hon Teng Ltd. (Taiwan)(d)	300,933
21,985	GDS Holdings Ltd. ADR (China)(c)	839,167
1,890,472	Green Leader Holdings Group Ltd. (Hong Kong)(c)	16,138
701,547	Hi Sun Technology China Ltd. (Hong Kong)(c)	104,576
19,632	Hollysys Automation Technologies Ltd. (China)	426,014
135,230	Hua Hong Semiconductor Ltd. (China)(d)	368,704
10,019	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	131,549
324,157	Ju Teng International Holdings Ltd. (Hong Kong)	61,124
328,644	Kingboard Laminates Holdings Ltd. (Hong Kong)	310,267
787,348	Kingdee International Software Group Co. Ltd. (China)	896,800
208,943	Legend Holdings Corp., H-Shares (China)(d)	646,882
459,109	Leyou Technologies Holdings Ltd. (China)(c)	163,782
36,712	Link Motion, Inc. ADR (China)(c)	34,370
24,974	Momo, Inc., Class A ADR (China)(c)	1,156,046
308,064	National Agricultural Holdings Ltd. (China)(c)(e)	0
79,318	NetDragon Websoft Holdings Ltd. (Hong Kong)	166,136
136,726	O-NET Technologies Group Ltd. (China)(c)	77,866
11,498	Phoenix New Media Ltd. ADR (China)(c)	58,870

Schedule of Investments(a)

107,904	Shanghai Fudan Microelectronics Group Co. Ltd., H-Shares (China)(c)	$110,256
11,746	Sohu.com Ltd. ADR (China)(c)	250,777
221,456	Tian Ge Interactive Holdings Ltd. (China)(d)	147,000
1,019,708	Vision Values Holdings Ltd. (Hong Kong)(c)	53,266
164,847	Wasion Holdings Ltd. (China)	83,170
185,027	Xi’an Haitiantian Holdings Co. Ltd. (China)(c)	70,721
1,673,210	Xinyi Solar Holdings Ltd. (China)	498,836
13,001	Xunlei Ltd. ADR (China)(b)(c)	123,770
65,938	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H-Shares (China)(c)(d)	223,885
288,573	ZTE Corp. H-Shares (China)(c)	560,315

		11,490,069

	Materials - 9.2%
413,885	Angang Steel Co. Ltd., H-Shares (China)	407,088
891,341	BBMG Corp., H-Shares (China)	331,603
13,099,628	Beijing Enterprises Clean Energy Group Ltd. (China)(c)	262,029
184,486	Chiho Environmental Group Ltd. (Hong Kong)(c)	68,634
673,803	China BlueChemical Ltd., H-Shares (China)	235,220
382,366	China Metal Resources Utilization Ltd. (China)(c)(d)	227,503
719,504	China Resources Cement Holdings Ltd. (China)	839,692
266,196	China Sanjiang Fine Chemicals Co. Ltd. (China)	85,127
2,598,948	China Shanshui Cement Group Ltd. (China)(c)(e)	0
426,505	China Silver Group Ltd. (China)(c)	55,970
542,442	China Zhongwang Holdings Ltd. (China)	254,327
218,325	CPMC Holdings Ltd. (China)	92,905
485,369	Fufeng Group Ltd. (China)(c)	230,041
428,129	Greatview Aseptic Packaging Co. Ltd. (China)	229,095
308,583	Huabao International Holdings Ltd. (Hong Kong)	181,637
527,761	Lee & Man Paper Manufacturing Ltd. (China)	505,646
662,838	Maanshan Iron & Steel Co. Ltd., H-Shares (China)	347,089
797,081	MMG Ltd. (China)(c)	399,104
4,138,626	North Mining Shares Co. Ltd., Class C (Hong Kong)(c)	25,837
146,307	Shandong Chenming Paper Holdings Ltd., H-Shares (China)	101,590
1,453,618	Shougang Fushan Resources Group Ltd. (China)	324,100
3,941,169	Sino Haijing Holdings Ltd. (Hong Kong)(c)	135,575
665,248	Sinofert Holdings Ltd. (China)(c)	76,281
955,448	West China Cement Ltd. (China)	176,509
167,165	Youyuan International Holdings Ltd. (China)(c)	63,255
399,579	Zhaojin Mining Industry Co. Ltd., H-Shares (China)	311,563
2,192,316	Zijin Mining Group Co. Ltd., H-Shares (China)	818,393

		6,785,813

	Real Estate - 15.4%
2,073,611	AVIC International Holding HK Ltd. (China)(c)	50,460
327,692	Beijing Capital Land Ltd., H-Shares (China)	131,095

270,584	Beijing North Star Co. Ltd., H-Shares (China)	$82,393
622,812	C C Land Holdings Ltd. (Hong Kong)	152,352
3,468,314	Carnival Group International Holdings Ltd. (Hong Kong)(c)	143,613
272,308	Central China Real Estate Ltd. (China)	113,796
490,172	China Aoyuan Property Group Ltd. (China)	365,963
1,121,598	China Electronics Optics Valley Union Holding Co. Ltd. (China)	74,307
607,053	China Logistics Property Holdings Co. Ltd. (China)(c)(d)	228,160
509,652	China Overseas Grand Oceans Group Ltd. (China)	179,864
488,895	China Overseas Property Holdings Ltd. (China)	156,967
625,749	China SCE Property Holdings Ltd. (China)	280,630
1,250,084	China South City Holdings Ltd. (China)	219,791
164,158	China Vast Industrial Urban Development Co. Ltd. (Hong Kong)(d)	74,875
136,104	Colour Life Services Group Co. Ltd. (China)	92,598
551,403	Fantasia Holdings Group Co. Ltd. (China)	74,467
609,634	Future Land Development Holdings Ltd. (China)	471,464
961,168	Glorious Property Holdings Ltd. (Hong Kong)(c)	53,270
247,596	Greentown China Holdings Ltd. (China)	249,208
682,726	Ground International Development Ltd. (Hong Kong)(c)	117,428
272,154	Guorui Properties Ltd. (China)	84,258
254,126	Hopson Development Holdings Ltd. (China)	235,383
422,077	Jiayuan International Group Ltd. (China)	843,197
1,358,531	Joy City Property Ltd. (China)	166,162
900,664	Kaisa Group Holdings Ltd. (China)(c)	335,071
530,538	KWG Property Holding Ltd. (China)	567,113
481,698	Logan Property Holdings Co. Ltd. (China)	601,440
394,950	LVGEM China Real Estate Investment Co. Ltd. (China)	135,862
563,025	Mingfa Group International Co. Ltd. (Hong Kong)(c)(e)	0
739,102	Poly Property Group Co. Ltd. (China)	281,557
533,554	Powerlong Real Estate Holdings Ltd. (China)	272,592
258,011	Red Star Macalline Group Corp. Ltd., H-Shares (China)(d)	264,950
339,686	Redco Group (China)(d)	216,824
8,095,879	Renhe Commercial Holdings Co. Ltd. (China)(c)	195,979
226,419	Ronshine China Holdings Ltd. (China)(c)	271,741
532,597	Shanghai Industrial Urban Development Group Ltd. (China)	93,642
1,203,489	Shenzhen Investment Ltd. (China)	394,064
1,327,176	Shui On Land Ltd. (China)	316,200
360,907	Skyfame Realty Holdings Ltd. (China)	248,762
716,363	SOHO China Ltd. (China)	287,498
217,291	Times China Holdings Ltd. (China)	257,740
12,819	Xinyuan Real Estate Co. Ltd. ADR (China)	59,865
236,119	Yanlord Land Group Ltd. (China)	261,962
2,368,350	Yuexiu Property Co. Ltd. (China)	428,475
608,859	Yuzhou Properties Co. Ltd. (China)	323,477
1,160,303	Zall Smart Commerce Group Ltd. (China)	983,070

		11,439,585

	Telecommunication Services - 1.3%

Schedule of Investments(a)

912,547	China Communications Services Corp. Ltd., H-Shares (China)	$755,718
546,512	CITIC Telecom International Holdings Ltd. (China)	167,110

		922,828

	Utilities - 4.4%
909,090	Beijing Jingneng Clean Energy Co. Ltd., H-Shares (China)	193,426
869,326	China Datang Corp. Renewable Power Co. Ltd., H-Shares (China)	132,909
219,674	China Everbright Greentech Ltd. (China)(d)	216,626
1,666,683	China Oil & Gas Group Ltd. (China)(c)	129,531
154,699	China Power Clean Energy Development Co. Ltd. (China)	59,720
1,652,157	China Power International Development Ltd. (China)	359,947
338,099	China Water Affairs Group Ltd. (Hong Kong)	387,253
2,433,658	Concord New Energy Group Ltd. (Hong Kong)	102,321
1,110,331	CT Environmental Group Ltd. (China)	144,293
1,073,266	Datang International Power Generation Co. Ltd., H-Shares (China)	274,849
979,408	Huadian Fuxin Energy Corp. Ltd., H-Shares (China)	202,148
623,842	Huadian Power International Corp. Ltd., H-Shares (China)	232,086
1,806,585	Huaneng Renewables Corp. Ltd., H-Shares (China)	577,728
356,503	Kangda International Environmental Co. Ltd. (China)(c)(d)	49,963
350,176	SIIC Enviornment Holdings Ltd. (Singapore)	80,512
152,700	Tianjin Development Holdings Ltd. (China)	57,392
128,831	Yunnan Water Investment Co. Ltd., H-Shares (China)	39,722

		3,240,426

	Total Common Stocks & Other Equity Interests (Cost $90,198,857)	74,095,764

	Money Market Fund - 0.1%
76,991	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.83%(f)
	(Cost $76,991)	76,991

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $90,275,848) - 100.1%	74,172,755

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
1,869,306	Invesco Government & Agency Portfolio - Institutional Class, 1.85%(f)(g) (Cost $1,869,306)	1,869,306

	Total Investments in Securities (Cost $92,145,154) - 102.6%	76,042,061
	Other assets less liabilities - (2.6)%	(1,898,884)

	Net Assets - 100.0%	$74,143,177

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $10,821,573, which represented 14.60% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	89.8%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Frontier Markets ETF (FRN)

August 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.2%
	Argentina - 14.4%
26,523	Adecoagro SA(a)	$212,449
5,659	Banco Macro SA ADR	246,959
14,154	BBVA Banco Frances SA ADR	120,592
17,209	Central Puerto SA ADR	161,076
9,250	Cresud S.A.C.I.F.y A. ADR	134,495
3,640	Despegar.com Corp.(a)	61,370
2,758	Empresa Distribuidora y Comercializadora Norte ADR(a)	68,950
27,947	Grupo Financiero Galicia SA, Class B ADR	628,808
16,101	Grupo Supervielle SA ADR	110,131
5,775	IRSA Inversiones y Representaciones SA ADR	94,652
14,210	Loma Negra Cia Industrial Argentina SA ADR(a)	107,286
12,242	MercadoLibre, Inc.	4,191,783
17,411	Pampa Energia SA ADR(a)	529,991
12,125	Telecom Argentina SA ADR	200,426
11,440	Transportadora de Gas del Sur SA ADR	148,606
47,971	YPF SA ADR(a)	725,801

		7,743,375

	Kazakhstan - 7.5%
100,884	Halyk Savings Bank of Kazakhstan JSC GDR	1,099,636
388,280	KAZ Minerals PLC(a)	2,351,747
172,688	Nostrum Oil & Gas PLC(a)	571,228

		4,022,611

	Kenya - 10.1%
395,175	East African Breweries Ltd.	779,770
2,713,200	Equity Bank Ltd.	1,197,198
2,204,445	KCB Group Ltd.	983,639
8,782,287	Safaricom, Ltd.	2,460,085

		5,420,692

	Kuwait - 15.5%
291,047	Agility Public Warehousing Co. KSC	808,624
238,666	Boubyan Bank KSCP	414,728
147,856	Boubyan Petrochemicals Co.	483,573
497,484	Gulf Bank KSCP	414,159
21,986	Human Soft Holding Co. KSC	254,215
908,370	Kuwait Finance House KSCP	1,761,524
152,026	Kuwait International Bank KSCP	125,056
763,868	Mobile Telecommunications Co. KSC	1,203,717
1,014,074	National Bank of Kuwait SAKP	2,690,127
25,808	National Gulf Holding(a)(b)	0
321,588	National Industries Group Holding SAK	174,233

		8,329,956

	Morocco - 10.6%
34,646	Attijariwafa Bank	1,702,208
33,411	Banque Centrale Populaire	950,173
21,933	BMCE Bank	465,486
1,386	Ciments du Maroc	220,467
16,863	Cosumar	311,360
20,265	Cosumar Rts. expiring 01/02/19(a)	193,539
60,539	Douja Promotion Groupe Addoha SA	108,953

2,860	Lafargeholcim Maroc SA	$512,898
65,230	Maroc Telecom	980,835
12,814	Societe d’Exploitation des Ports	234,559

		5,680,478

	Nigeria - 4.6%
13,878,775	Guaranty Trust Bank PLC	1,380,400
149,516	Nestle Nigeria PLC	619,627
1,719,987	Nigerian Breweries PLC	465,221

		2,465,248

	Oman - 6.0%
2,170,928	Bank Muscat SAOG	2,132,010
552,415	Oman Telecommunications Co. SAOG	1,107,988

		3,239,998

	Panama - 8.8%
46,386	Banco Latinoamericano de Comercio Exterior SA, Class E	958,799
46,965	Copa Holdings SA, Class A	3,754,382

		4,713,181

	Romania - 11.1%
4,394,001	Banca Transilvania SA	2,593,894
254,521	BRD-Groupe Societe Generale SA	909,175
14,481,189	OMV Petrom SA	1,193,170
161,088	Societatea Energetica Electrica SA	415,178
105,572	Societatea Nationala de Gaze Naturale ROMGAZ SA	861,899

		5,973,316

	Uruguay - 0.4%
34,157	Arcos Dorados Holdings, Inc., Class A	230,560

	Vietnam - 11.2%
106,734	Bank for Foreign Trade of Vietnam JSC	286,255
56,824	FLC Faros Construction JSC(a)	100,461
385,915	Hoa Phat Group JSC(a)	661,573
170,905	Masan Group Corp.(a)	696,703
137,961	No Va Land Investment Group Corp.(a)	384,804
28,390	PetroVietnam Gas JSC	125,479
23,780	Saigon Beer Alcohol Beverage Corp.	230,616
124,190	Saigon Securities, Inc.	168,401
199,120	Vietnam Dairy Products JSC	1,338,916
289,030	Vincom Retail JSC(a)	488,042
343,216	Vingroup JSC(a)	1,522,852

		6,004,102

	Total Common Stocks & Other Equity Interests (Cost $54,523,915)	53,823,517

	Money Market Fund - 0.0%
15,188	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.83%(c)
	(Cost $15,188)	15,188

	Total Investments in Securities (Cost $54,539,103) - 100.2%	53,838,705
	Other assets less liabilities - (0.2)%	(82,912)

	Net Assets - 100.0%	$53,755,793

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Rts. - Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco MSCI Global Timber ETF (CUT)

August 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Australia - 5.9%
942,739	Amcor Ltd.	$9,749,583
982,254	Orora Ltd.	2,507,593
20,883	Quintis Ltd.(a)(b)	0

		12,257,176

	Brazil - 5.6%
253,442	Duratex SA(a)	594,221
2	Fibria Celulose SA ADR	39
202,900	Fibria Celulose SA	3,899,328
573,534	Klabin SA	2,972,003
359,953	Suzano Papel E Celulose SA	4,133,244

		11,598,835

	Canada - 5.0%
57,586	Canfor Corp.(a)	1,328,857
23,901	Canfor Pulp Products, Inc.	501,684
57,848	Cascades, Inc.	588,706
57,012	Interfor Corp., Class Common Subscription Receipt(a)	982,008
34,482	Mercer International, Inc.	610,331
31,722	Norbord, Inc.(c)	1,208,110
39,515	Stella-Jones, Inc.	1,353,683
48,813	West Fraser Timber Co. Ltd.	3,240,723
321,381	Western Forest Products, Inc.	561,945

		10,376,047

	Chile - 1.9%
1,017,513	Empresas CMPC SA	4,024,894

	China - 0.8%
598,969	Greatview Aseptic Packaging Co. Ltd.	320,513
1,270,827	Lee & Man Paper Manufacturing Ltd.	1,217,574
304,015	Youyuan International Holdings Ltd.(a)	115,038

		1,653,125

	Finland - 11.5%
87,718	Huhtamaki Oyj	3,148,547
156,245	Metsa Board Oyj, Class B	1,577,037
448,562	Stora Enso Oyj, Class R	8,368,694
282,260	UPM-Kymmene Oyj	10,903,192

		23,997,470

	Hong Kong - 0.7%
1,331,872	Nine Dragons Paper Holdings Ltd.	1,510,232

	India - 0.1%
11,048	Invesco India ETF(a)(d)	290,784

	Indonesia - 1.4%
2,226,756	Indah Kiat Pulp And Paper Corp. TBK PT	2,887,375

	Ireland - 3.6%
183,438	Smurfit Kappa Group PLC	7,508,469

	Japan - 4.6%
8,176	Daiken Corp.	165,164
54,728	Daio Paper Corp.(c)	776,858
102,189	Hokuetsu Kishu Paper Co. Ltd.	568,612
75,689	Nippon Paper Industries Co. Ltd.	1,380,880

702,361	OJI Holdings Corp.	$4,820,280
9,744	Pack Corp. (The)	276,806
143,408	Rengo Co. Ltd.	1,233,812
6,892	Tokushu Tokai Paper Co. Ltd.	279,695

		9,502,107

	Malaysia - 0.0%
145,675	Ta Ann Holdings Bhd	97,483

	Pakistan - 0.1%
25,400	Packages Ltd.	99,208

	Portugal - 1.1%
50,093	Altri SGPS SA	463,934
32,479	Corticeira Amorim SGPS SA	434,577
175,215	Navigator Co. SA (The)	877,425
19,846	Semapa-Sociedade de Investimento e Gestao	411,016

		2,186,952

	South Africa - 1.5%
140,536	Mpact Ltd.	220,618
430,890	Sappi Ltd.	2,952,448

		3,173,066

	South Korea - 0.1%
13,623	Hansol Paper Co. Ltd.	253,332

	Spain - 1.0%
110,258	Ence Energia y Celulosa SA	1,037,185
10,086	Miquel y Costas & Miquel SA	383,737
36,351	Papeles y Cartones de Europa SA	706,316

		2,127,238

	Sweden - 4.6%
144,069	BillerudKorsnas AB(c)	1,703,008
85,980	Holmen AB, Class B	2,214,798
493,181	Svenska Cellulosa AB SCA, Class B	5,746,118

		9,663,924

	Taiwan - 0.6%
589,000	Cheng Loong Corp.	411,332
318,000	Chung Hwa Pulp Corp.	105,085
415,000	Long Chen Paper Co. Ltd.	308,058
946,000	YFY, Inc.	380,371

		1,204,846

	Thailand - 0.1%
264,902	Polyplex Thailand PCL NVDR	132,734

	United Kingdom - 8.7%
1,113,218	DS Smith PLC	7,147,709
96,308	Mondi Ltd.	2,696,394
298,938	Mondi PLC	8,334,280

		18,178,383

	United States - 40.9%
71,658	Avery Dennison Corp.	7,536,988
74,057	Bemis Co., Inc.	3,649,529
31,644	Boise Cascade Co.	1,382,843
39,970	CatchMark Timber Trust, Inc., Class A REIT	501,224
13,399	Clearwater Paper Corp.(a)	389,241
51,145	Domtar Corp.	2,603,281
252,574	Graphic Packaging Holding Co.	3,591,602
199,076	International Paper Co.	10,180,747
71,641	KapStone Paper and Packaging Corp.	2,460,868
118,176	Louisiana-Pacific Corp.	3,446,012
13,686	Neenah, Inc.	1,248,848
35,571	P.H. Glatfelter Co.	684,030
76,799	Packaging Corp. of America	8,441,746
48,529	PotlatchDeltic Corp. REIT	2,343,951
105,327	Rayonier, Inc. REIT	3,668,539

Schedule of Investments

47,787	Resolute Forest Products, Inc.(a)	$657,071
25,034	Schweitzer-Mauduit International, Inc.	1,018,634
131,185	Sealed Air Corp.	5,261,830
81,045	Sonoco Products Co.	4,541,762
27,928	Verso Corp., Class A(a)	876,660
186,405	WestRock Co.	10,267,187
296,273	Weyerhaeuser Co. REIT	10,283,636

		85,036,229

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $152,452,176) - 99.8%	207,759,909

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.4%
2,798,559	Invesco Government & Agency Portfolio - Institutional Class, 1.85%(e)(f) (Cost $2,798,559)	2,798,559

	Total Investments in Securities (Cost $155,250,735) - 101.2%	210,558,468
	Other assets less liabilities - (1.2)%	(2,558,752)

	Net Assets - 100.0%	$207,999,716

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	All or a portion of this security was out on loan at August 31, 2018.
(d)

Affiliated company. The Fund’s Adviser also serves as the adviser for Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended August 31, 2018.

	Value May 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2018	Dividend Income
Invesco India ETF	$407,786	$13,466	$(111,126)	$(17,645)	$(1,697)	$290,784	$—

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco S&P Global Dividend Opportunities Index ETF (LVL)

August 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Australia - 14.3%
68,875	Amcor Ltd.	$712,289
121,628	AusNet Services	144,697
23,837	Charter Hall Group REIT	122,741
12,776	Commonwealth Bank of Australia	658,230
86,578	DuluxGroup Ltd.	492,140
30,748	GPT Group (The) REIT	114,965
72,568	Mirvac Group REIT	127,529
30,874	Sonic Healthcare Ltd.	584,772
51,788	Stockland REIT	154,681
101,326	Transurban Group	868,456
17,776	Transurban Group Rts. expiring 09/21/18(a)	13,516
76,547	Vicinity Centres REIT	153,344
35,263	Westpac Banking Corp.	727,833

		4,875,193

	Canada - 15.4%
5,990	BCE, Inc.	244,524
6,336	Canadian Imperial Bank of Commerce	594,266
3,015	Fortis, Inc.	98,777
23,360	Great-West Lifeco, Inc.	570,407
10,888	H&R Real Estate Investment Trust REIT	169,589
4,470	Intact Financial Corp.	354,803
26,862	Power Corp. of Canada	602,564
28,914	Power Financial Corp.	674,760
7,506	RioCan Real Estate Investment Trust REIT	145,406
41,482	Shaw Communications, Inc., Class B	837,307
9,767	Sun Life Financial, Inc.	388,523
5,456	TELUS Corp.	202,474
6,357	Toronto-Dominion Bank (The)	383,433

		5,266,833

	Finland - 0.6%
4,452	Elisa Oyj	190,879

	France - 6.8%
5,173	Cie Generale des Etablissements Michelin SCA	613,615
1,176	Covivio REIT	123,213
7,488	Danone SA	590,867
525	Gecina SA REIT	90,343
1,310	ICADE REIT	128,108
12,533	Orange SA	203,421
5,798	Vinci SA	556,947

		2,306,514

	Germany - 1.7%
2,701	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	583,897

	Hong Kong - 0.2%
25,946	Hong Kong & China Gas Co. Ltd.	53,420

	Italy - 0.3%
21,581	Terna Rete Elettrica Nazionale SpA	113,646

	Japan - 3.3%
97	GLP J REIT	97,363

16	Kenedix Realty Investment Corp., Class A REIT	$99,563
42,255	Nippon Paper Industries Co. Ltd.	770,905
2,781	Osaka Gas Co. Ltd.	52,054
58	United Urban Investment Corp. REIT	91,693

		1,111,578

	Singapore - 2.5%
116,570	Mapletree Commercial Trust REIT	138,688
86,551	Singapore Exchange Ltd.	468,116
106,846	Singapore Telecommunications Ltd.	251,898

		858,702

	South Korea - 2.0%
8,872	Hyundai Motor Co. (2nd Preference Shares)	682,247

	Spain - 0.3%
15,469	Iberdrola SA	115,584

	Sweden - 3.8%
24,037	ICA Gruppen AB	732,703
31,982	Securitas AB, Class B	569,529

		1,302,232

	Switzerland - 6.3%
861	Helvetia Holding AG	518,149
7,228	Nestle SA	608,225
1,224	PSP Swiss Property AG	121,881
2,134	Roche Holding AG-BR	536,644
1,444	Swiss Prime Site AG(a)	133,411
502	Swisscom AG	224,709

		2,143,019

	United Kingdom - 4.8%
86,333	DS Smith PLC	554,324
18,146	Experian PLC	452,837
20,794	RELX PLC	462,162
9,660	SSE PLC	157,321

		1,626,644

	United States - 37.5%
3,281	Air Products & Chemicals, Inc.	545,597
1,227	American Electric Power Co., Inc.	88,013
2,678	American National Insurance Co.	343,694
1,912	Apartment Investment & Management Co., Class A REIT	83,746
1,618	Aqua America, Inc.	60,157
30,057	Arbor Realty Trust, Inc. REIT	368,499
459	AvalonBay Communities, Inc. REIT	84,130
890	Camden Property Trust REIT	84,603
3,757	Clorox Co. (The)	544,690
7,294	Colgate-Palmolive Co.	484,395
4,025	Cracker Barrel Old Country Store, Inc.	600,087
826	Crown Castle International Corp. REIT	94,189
1,545	Dominion Energy, Inc.	109,340
757	DTE Energy Co.	84,133
1,373	Duke Energy Corp.	111,542
5,518	Eli Lilly & Co.	582,977
1,380	Entergy Corp.	115,354
299	Essex Property Trust, Inc. REIT	73,638
1,210	Everest Re Group Ltd.	269,854
1,377	Eversource Energy	85,966
8,945	Exxon Mobil Corp.	717,121
5,736	Genuine Parts Co.	572,740
4,754	Hubbell, Inc.	600,715
4,134	Johnson & Johnson	556,808
1,623	NorthWestern Corp.	97,315
4,747	PepsiCo, Inc.	531,711
18,188	Pfizer, Inc.	755,166
1,843	Portland General Electric Co.	85,515
8,517	Procter & Gamble Co. (The)	706,485

Schedule of Investments

485	PS Business Parks, Inc. REIT	$63,259
1,548	Public Service Enterprise Group, Inc.	81,038
814	Sempra Energy	94,489
11,778	Six Flags Entertainment Corp.	795,604
2,625	Southern Co. (The)	114,922
1,099	Spire, Inc.	81,930
26,529	Starwood Property Trust, Inc. REIT	584,434
4,299	Telephone & Data Systems, Inc.	129,142
2,330	Travelers Cos., Inc. (The)	306,628
2,109	UDR, Inc. REIT	84,297
5,286	United Parcel Service, Inc., Class B	649,544
4,167	Verizon Communications, Inc.	226,560
2,217	WP Carey, Inc. REIT	147,608

		12,797,635

	Total Common Stocks & Other Equity Interests (Cost $33,462,920)	34,028,023

	Money Market Fund - 0.0%
325	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.83%(b)
	(Cost $325)	325

	Total Investments in Securities (Cost $33,463,245) - 99.8%	34,028,348
	Other assets less liabilities - 0.2%	62,531

	Net Assets - 100.0%	$34,090,879

Investment Abbreviations:

BR - Bearer Shares

REIT - Real Estate Investment Trust

Rts. - Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Zacks International Multi-Asset Income ETF (HGI)

August 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests -89.4%
	Argentina - 0.5%
2,795	Telecom Argentina SA ADR	$46,201

	Australia - 5.0%
2,760	Australia & New Zealand Banking Group Ltd.	58,883
53,542	Beach Energy Ltd.	75,120
3,069	National Australia Bank Ltd.	62,967
1,504	Newcrest Mining Ltd.	21,091
53,606	South32 Ltd.	134,912
37,454	Telstra Corp. Ltd.	83,969
2,862	Westpac Banking Corp.	59,072

		496,014

	Austria - 1.6%
1,723	Erste Group Bank AG(a)	68,702
10,161	Telekom Austria AG, Class A(a)	87,958

		156,660

	Belgium - 0.7%
932	KBC Group NV	66,364

	Brazil - 3.2%
4,876	Banco Santander Brasil SA ADR	41,348
2,061	Braskem SA ADR	59,810
4,881	Cia de Saneamento Basico do Estado de Sao Paulo ADR	29,335
9,240	Cia Paranaense de Energia ADR	46,662
4,271	Itau Unibanco Holding SA (Preference Shares) ADR	44,504
3,038	Telefonica Brasil SA ADR	30,046
2,063	Ultrapar Participacoes SA ADR	21,084
3,720	Vale SA ADR	49,104

		321,893

	Canada - 2.1%
3,662	Canadian Natural Resources Ltd.	125,131
6,725	Enerplus Corp.	83,188

		208,319

	Chile - 0.9%
1,686	Banco Santander Chile ADR	51,592
923	Sociedad Quimica y Minera de Chile SA ADR(b)	39,329

		90,921

	China - 6.1%
1,190	China Petroleum & Chemical Corp., H-Shares ADR	118,179
42,611	China Resources Power Holdings Co. Ltd.	76,765
1,325	China Telecom Corp. Ltd., H-Shares ADR	62,540
77,482	CITIC Ltd.	110,168
5,390	Huaneng Power International, Inc., H-Shares ADR	137,283
22,216	Xinyuan Real Estate Co. Ltd. ADR	103,749

		608,684

	Colombia - 0.6%
1,406	Bancolombia SA ADR	60,964

	Denmark - 0.6%
344	GN Store Nord A/S	$17,883
672	Vestas Wind Systems A/S	46,932

		64,815

	Finland - 0.9%
2,275	UPM-Kymmene Oyj	87,879

	France - 7.9%
254	Atos SE	30,499
1,596	BNP Paribas SA	93,924
457	Cie Generale des Etablissements Michelin SCA	54,209
3,862	Electricite de France SA	63,402
3,597	Engie SA	52,858
487	Ingenico Group SA	34,303
77	Kering SA	41,928
147	LVMH Moet Hennessy Louis Vuitton SE	51,627
364	Pernod Ricard SA	57,598
1,412	Publicis Groupe SA	90,850
902	Renault SA	77,871
677	Sodexo SA	70,672
656	Vinci SA	63,014

		782,755

	Germany - 5.0%
128	adidas AG	32,005
248	Allianz SE	52,989
257	Fresenius Medical Care AG & Co. KGaA	26,092
433	HeidelbergCement AG	34,550
648	Henkel AG & Co. KGaA	72,492
285	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	61,611
738	Siemens AG	96,153
611	thyssenkrupp AG	14,154
4,416	TUI AG	81,617
153	Volkswagen AG	24,691
27	Wirecard AG	6,010

		502,364

	Hong Kong - 4.6%
6,020	AIA Group Ltd.	51,925
18,320	Henderson Land Development Co. Ltd.	96,865
62,861	Nine Dragons Paper Holdings Ltd.	71,279
117,289	PCCW Ltd.	62,314
5,826	Power Assets Holdings Ltd.	40,862
40,265	Sino Land Co. Ltd.	68,229
64,476	SmarTone Telecommunications Holding Ltd.	65,224

		456,698

	India - 1.3%
2,693	Infosys Ltd. ADR	55,934
5,625	Vedanta Ltd. ADR	71,887

		127,821

	Ireland - 1.0%
1,835	Glanbia PLC	31,022
224	Kerry Group PLC, Class A	25,606
485	Paddy Power Betfair PLC	44,298

		100,926

	Israel - 1.4%
9,936	Bank Hapoalim BM	74,588
427	Delek Group Ltd.	66,006

		140,594

	Japan - 5.6%
1,377	Alps Electric Co. Ltd.	41,477
1,363	ANA Holdings, Inc.	47,312
4,876	Asahi Kasei Corp.	71,677
7,456	Fujitsu Ltd.	54,673
1,085	Kyocera Corp.	68,592
4,085	Mitsubishi Corp.	116,820

Schedule of Investments

4,645	NTT DoCoMo, Inc.	$120,853
512	Olympus Corp.	20,894
277	Sony Corp.	15,858

		558,156

	Mexico - 1.1%
764	Coca-Cola Femsa SAB de CV, Series L ADR	46,161
614	Grupo Aeroportuario del Pacifico SAB de CV ADR	63,432

		109,593

	Netherlands - 1.3%
718	Akzo Nobel NV	67,266
1,809	Royal Dutch Shell PLC, Class A	58,816

		126,082

	Norway - 1.2%
3,267	Marine Harvest ASA	70,769
8,521	Norsk Hydro ASA	47,186

		117,955

	Philippines - 0.8%
3,074	PLDT, Inc. ADR	80,600

	Portugal - 0.6%
4,149	Jeronimo Martins SGPS SA	62,297

	Russia - 1.4%
10,419	Mobile TeleSystems PJSC ADR	80,747
4,073	Qiwi PLC ADR	57,837

		138,584

	South Africa - 0.5%
1,358	Sasol Ltd. ADR	53,315

	Spain - 2.2%
640	Amadeus IT Group SA	59,512
7,848	Bankinter SA	69,981
11,394	Iberdrola SA	85,136

		214,629

	Sweden - 0.6%
4,607	Svenska Handelsbanken AB, Class A	55,896

	Switzerland - 0.7%
902	Ferguson PLC	72,464

	Taiwan - 2.7%
9,312	ASE Technology Holding Co. Ltd. ADR	45,629
1,995	Chunghwa Telecom Co. Ltd. ADR	70,204
7,510	Himax Technologies, Inc. ADR	48,289
999	Silicon Motion Technology Corp. ADR	58,841
1,051	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45,824

		268,787

	United Kingdom - 15.6%
1,724	Ashtead Group PLC	52,927
1,424	Associated British Foods PLC	42,366
8,802	Auto Trader Group PLC(c)	51,379
13,377	Babcock International Group PLC	124,037
17,919	Barclays PLC	40,921
9,150	Barratt Developments PLC	64,458
21,117	BT Group PLC	59,656
2,717	Bunzl PLC	84,683
48,623	Centrica PLC	90,562
3,439	GlaxoSmithKline PLC	69,747
9,733	Greene King PLC	61,570
13,856	Inmarsat PLC	98,043
668	Intertek Group PLC	44,575
32,307	ITV PLC	67,459
15,905	Legal & General Group PLC	52,570

15,644	Marks & Spencer Group PLC	$61,325
16,314	Petrofac Ltd.	139,099
2,368	Prudential PLC	53,400
7,551	Sage Group PLC (The)	58,435
4,757	SSE PLC	77,472
2,432	Superdry PLC	37,679
26,760	Taylor Wimpey PLC	58,206
6,745	United Utilities Group PLC	65,015

		1,555,584

	United States - 11.7%
3,370	Apache Corp.	147,707
2,533	BP Prudhoe Bay Royalty Trust(b)	78,143
4,768	Cabot Oil & Gas Corp.	113,621
1,578	Carnival PLC	94,982
3,756	Devon Energy Corp.	161,245
1,135	EOG Resources, Inc.	134,191
4,544	Murphy Oil Corp.	140,091
3,858	Noble Energy, Inc.	114,660
8,659	Range Resources Corp.	142,181
647	Shire PLC	37,830

		1,164,651

	Total Common Stocks & Other Equity Interests (Cost $9,280,194)	8,898,465

	Closed-End Funds 10.3%
4,212	Barings Global Short Duration High Yield Fund	83,566
4,976	BlackRock Debt Strategies Fund, Inc.	56,428
3,972	BlackRock Multi-Sector Income Trust	70,066
3,752	DoubleLine Income Solutions Fund	76,428
2,902	First Trust Intermediate Duration Preferred & Income Fund	63,873
7,640	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	51,646
4,110	Nuveen Global High Income Fund	65,267
4,355	PGIM Global Short Duration High Yield Fund, Inc.	60,099
3,325	PIMCO Dynamic Credit and Mortgage Income Fund	80,731
3,157	PIMCO Income Opportunity Fund(b)	86,502
8,057	PIMCO Income Strategy Fund II	85,968
6,944	Western Asset Global High Income Fund, Inc.	64,024
10,511	Western Asset High Income Fund II, Inc.	67,060
11,573	Western Asset High Income Opportunity Fund, Inc.	55,666
4,117	Western Asset High Yield Defined Opportunity Fund, Inc.	59,614

	Total Closed-End Funds (Cost $1,039,667)	1,026,938

	Money Market Fund - 0.7%
67,466	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.83%(d) (Cost $67,466)	67,466

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $10,387,327)-100.4%	9,992,869

	Investments Purchased with Cash Collateral from Securities on Loan

Schedule of Investments

	Money Market Fund - 1.2%
116,520	Invesco Government & Agency Portfolio - Institutional Class, 1.85%(d)(e) (Cost $116,520)	$116,520

	Total Investments in Securities (Cost $10,503,847) - 101.6%	10,109,389
	Other assets less liabilities - (1.6)%	(158,452)

	Net Assets - 100.0%	$9,950,937

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at August 31, 2018.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2018 represented less than 1% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to ransfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.

GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other nvestments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities & others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of August 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the three months ended August 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total

Invesco China Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,749,829	$—	$0	$51,749,829
Money Market Fund	12,600	—	—	12,600

Total Investments	$51,762,429	$—	$0	$51,762,429

Invesco China Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$74,081,424	$—	$14,340	$74,095,764
Money Market Funds	1,946,297	—	—	1,946,297

Total Investments	$76,027,721	$—	$14,340	$76,042,061

Invesco Frontier Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$53,823,517	$—	$0	$53,823,517
Money Market Fund	15,188	—	—	15,188

Total Investments	$53,838,705	$—	$0	$53,838,705

Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$207,759,909	$—	$0	$207,759,909
Money Market Fund	2,798,559	—	—	2,798,559

Total Investments	$210,558,468	$—	$0	$210,558,468

Invesco S&P Global Dividend Opportunities Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,146,051	$881,972	$—	$34,028,023
Money Market Fund	325	—	—	325

Total Investments	$33,146,376	$881,972	$—	$34,028,348

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Exchange-Traded Fund Trust II

By:       /s/ Daniel E. Draper

Name:             Daniel E. Draper

Title:               President

Date: 10/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Daniel E. Draper

Name:             Daniel E. Draper

Title:               President

Date: 10/30/2018

By:       /s/ Kelli Gallegos

Name:             Kelli Gallegos

Title:               Treasurer

Date: 10/30/2018